UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments Ltd.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number: 28-12277


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bud Holman
Title:  Director
Phone:  (212) 808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P., which directly owns the securities reported herein. Pursuant to an investment management agreement, Ridgeback Capital Management LP maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP. Ridgeback Capital Investments Ltd., Ridgeback Capital Management LP and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-12856         Ridgeback Capital Investments L.P.
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